LEASES (Details Narrative)	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024
Imputed interest, rate			6.70%
Minimum [Member]
Operating lease, remaining lease term	2 years 3 months 18 days	3 years 1 month 6 days
Finance lease, remaining lease term	1 year 1 month 6 days	1 year 3 months
Imputed interest, rate	7.43%	7.41%
Maximum [Member]
Operating lease, remaining lease term	5 years 4 months 24 days	5 years 10 months 24 days
Finance lease, remaining lease term	2 years 9 months 18 days	3 years
Imputed interest, rate	8.07%	8.03%